Related Party Transactions (Narrative) (Details) (USD $)	1 Months Ended
	Jan. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2013
Related Party Transaction [Line Items]
Accounts receivable from related parties		$ 1,797,000	$ 5,680,000
Loans receivable from related parties				1,600,000
Due to affiliate, current			7,700,000
QIAGEN Finance | Subsequent event
Related Party Transaction [Line Items]
Repayments of convertible debt	130,500,000
QIAGEN Finance
Related Party Transaction [Line Items]
Percentage of interest in a joint venture company		100.00%
Notes payable to related parties		130,500,000	145,000,000
Accrued interest on loans payable to related parties		3,900,000	4,300,000
Accounts receivable from related parties		3,000,000	3,400,000
QIAGEN Euro Finance
Related Party Transaction [Line Items]
Percentage of interest in a joint venture company		100.00%
Notes payable to related parties			300,000,000
Accrued interest on loans payable to related parties			2,600,000
Accounts receivable from related parties			$ 1,300,000